Consolidated Statements Of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended				6 Months Ended
	Jun. 30, 2013		Jun. 30, 2012		Jun. 30, 2013		Jun. 30, 2012
Consolidated Statements Of Income [Abstract]
Total revenue	$ 11,039		$ 10,608		$ 21,197		$ 20,494
Total cost of revenue	1,391		934		2,717		2,352
Gross profit	9,648		9,674		18,480		18,142
Research and development expenses	1,758		1,629		3,486		3,322
Selling, general and administrative expenses	6,477	[1]	6,215	[1]	12,803	[1]	12,101	[1]
Operating income	1,413		1,830		2,191		2,719
Financial expenses, net	(40)		(205)		(24)		(92)
Taxes on income	(377)	[2]	(626)	[2]	(569)	[2]	(800)	[2]
Other	3		(4)		5		11
Net income	999		995		1,603		1,838
Less: Net (income) loss attributable to the noncontrolling interest	3		3		3		(9)
Net income attributable to Cimatron's shareholders	$ 1,002		$ 998		$ 1,606		$ 1,829
Net income per share - basic and diluted	$ 0.11		$ 0.11		$ 0.17		$ 0.20
Weighted average number of shares outstanding
Basic EPS	9,362		9,309		9,355		9,305
Diluted EPS	9,362		9,329		9,360		9,323

[1]	Non-GAAP adjustment to exclude non-cash amortization of acquired intangible assets.
[2]	Non-GAAP adjustment to exclude the effect of deferred taxes and other tax provisions.